Supplementry Financial Statement Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementry Financial Statement Information [Line Items]
Percentage of revenues allocation			97.00%
Revenue recognized		$ 175	$ 175	$ 939
Deferred revenue			$ 387
Write down				704	$ 314
Share option and warrants exercisable (in Shares)	1,500,317		644,864
Share options that are in the money (in Shares)			11,539
Percentage from europe	100.00%
Deferred revenue	$ 387
Other operating expenses				$ 16
Vested restricted shares (in Shares)	55,202
Unvested Restricted shares [Member]
Supplementry Financial Statement Information [Line Items]
Unvested restricted shares (in Shares)			3,080
Write Off [Member]
Supplementry Financial Statement Information [Line Items]
Other operating expenses	$ 229
Treasury Stock Method, and Share Options [Member]
Supplementry Financial Statement Information [Line Items]
Shares exercisable (in Shares)	11,539